UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2009 (Unaudited)	Columbia High Yield Opportunity Fund

		Par (a)		Value ($)*
Corporate Fixed-Income Bonds & Notes— 91.2%
BASIC MATERIALS — 7.5%
Chemicals — 2.2%
Agricultural Chemicals — 1.1%
Mosaic Co.
	7.625% 12/01/16(b)	1,695,000		1,627,200
Terra Capital, Inc.
	7.000% 02/01/17	1,495,000		1,360,450
				2,987,650
Chemicals-Diversified — 0.9%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	800,000	405,680
	7.875% 11/15/14	1,665,000		790,875
Ineos Group Holdings PLC
	8.500% 02/15/16(b)	2,485,000		149,100
NOVA Chemicals Corp.
	6.500% 01/15/12	1,460,000		1,157,050
				2,502,705
Chemicals-Specialty — 0.2%
Chemtura Corp.
	6.875% 06/01/16	825,000		371,250
				371,250
Chemicals Total				5,861,605
Forest Products & Paper — 1.3%
Paper & Related Products — 1.3%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	1,870,000		168,300
Domtar Corp.
	7.125% 08/15/15	2,340,000		1,591,200
Georgia-Pacific Corp.
	8.000% 01/15/24	1,780,000		1,335,000
NewPage Corp.
	10.000% 05/01/12	755,000		228,387
NewPage Holding Corp.
	PIK,
	10.265% 11/01/13(c)	588,582		141,260
				3,464,147
Forest Products & Paper Total				3,464,147

1

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — 1.6%
Steel-Producers — 1.6%
Russel Metals, Inc.
	6.375% 03/01/14	765,000	612,000
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	2,310,000	1,778,700
United States Steel Corp.
	7.000% 02/01/18	2,600,000	1,948,526
			4,339,226
Iron/Steel Total			4,339,226
Metals & Mining — 2.4%
Diversified Minerals — 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(b)	2,255,000	1,916,750
			1,916,750
Metal-Diversified — 1.6%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	5,020,000	4,329,750
			4,329,750
Mining Services — 0.1%
Noranda Aluminium Holding Corp.
	PIK,
	8.345% 11/15/14(c)	1,420,000	213,000
			213,000
Metals & Mining Total			6,459,500
BASIC MATERIALS TOTAL			20,124,478
COMMUNICATIONS — 19.3%
Media — 6.1%
Cable TV — 4.3%
Cablevision Systems Corp.
	8.000% 04/15/12	1,800,000	1,741,500
Charter Communications Holdings II LLC
	10.250% 09/15/10	1,760,000	1,416,800
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.375% 04/30/14(b)	535,000	460,100
	10.875% 09/15/14(b)	800,000	740,000
CSC Holdings, Inc.
	7.625% 04/01/11	1,135,000	1,123,650
	8.625% 02/15/19(b)	550,000	511,500

2

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
DirecTV Holdings LLC
	6.375% 06/15/15	2,600,000	2,359,500
EchoStar DBS Corp.
	6.625% 10/01/14	3,580,000	3,222,000
			11,575,050
Multimedia — 1.1%
Lamar Media Corp.
	6.625% 08/15/15	1,090,000	681,250
Quebecor Media, Inc.
	7.750% 03/15/16	2,750,000	2,241,250
			2,922,500
Publishing-Books — 0.5%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	2,995,000	1,407,650
			1,407,650
Publishing-Periodicals — 0.2%
Dex Media, Inc.
	9.000% 11/15/13	1,230,000	79,950
Idearc, Inc.
	8.000% 11/15/16	2,395,000	35,925
Penton Media, Inc.
	6.174% 02/01/14(c)(d)	1,000,000	111,250
R.H. Donnelley Corp.
	8.875% 01/15/16	2,620,000	117,900
	8.875% 10/15/17	2,045,000	92,025
			437,050
Radio — 0.0%
CMP Susquehanna Corp.
	9.875% 05/15/14	1,405,000	42,150
			42,150
Television — 0.0%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	1,030,000	104,287
			104,287
Media Total			16,488,687
Telecommunication Services — 13.2%
Cellular Telecommunications — 4.0%
Cricket Communications, Inc.
	9.375% 11/01/14	2,555,000	2,331,438

3

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Cellular Telecommunications — (continued)
Digicel Group Ltd.
	8.875% 01/15/15(b)	3,170,000		2,361,650
MetroPCS Wireless, Inc.
	9.250% 11/01/14	2,690,000		2,542,050
Nextel Communications, Inc.
	7.375% 08/01/15	2,495,000		1,147,700
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	855,000		513,000
Wind Acquisition Financial SA
	10.750% 12/01/15(b)	50,000		50,125
	PIK,
	8.393% 12/21/11(c)(d)	2,867,826		1,950,121
				10,896,084
Satellite Telecommunications — 2.4%
Inmarsat Finance II PLC
	10.375% 11/15/12	1,440,000		1,468,800
Inmarsat Finance PLC
	7.625% 06/30/12	795,000		780,094
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	4,325,000		4,076,312
				6,325,206
Telecommunication Equipment — 0.3%
Lucent Technologies, Inc.
	6.450% 03/15/29	2,405,000		871,813
				871,813
Telecommunication Services — 2.1%
Hellas Telecommunications Luxembourg II
	6.844% 01/15/15(b)(c)	900,000		171,000
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	1,030,000	1,139,295
	8.875% 05/01/16(b)	1,250,000		1,137,500
Syniverse Technologies, Inc.
	7.750% 08/15/13	790,000		568,800
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	1,350,000		1,279,125

4

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
West Corp.
	11.000% 10/15/16	2,005,000		1,283,200
				5,578,920
Telephone-Integrated — 4.2%
Citizens Communications Co.
	7.875% 01/15/27	2,270,000		1,657,100
Hawaiian Telcom Communications, Inc.
	9.750% 05/01/13(e)	1,000,000		55,000
Qwest Communications International, Inc.
	7.500% 02/15/14	2,520,000		2,135,700
Qwest Corp.
	7.500% 10/01/14	1,145,000		1,017,619
	7.500% 06/15/23	3,140,000		2,370,700
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	1,370,000	1,376,554
Windstream Corp.
	8.625% 08/01/16	2,880,000		2,764,800
				11,377,473
Wireless Equipment — 0.2%
Crown Castle International Corp.
	9.000% 01/15/15	525,000		511,875
				511,875
Telecommunication Services Total				35,561,371
COMMUNICATIONS TOTAL				52,050,058
CONSUMER CYCLICAL — 9.9%
Apparel — 0.6%
Apparel Manufacturers — 0.6%
Levi Strauss & Co.
	9.750% 01/15/15	1,950,000		1,618,500
				1,618,500
Apparel Total				1,618,500
Auto Manufacturers — 0.5%
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.
	7.450% 07/16/31	2,595,000		486,563
General Motors Corp.
	7.200% 01/15/11	1,330,000		212,800
	8.375% 07/15/33	5,455,000		722,787
				1,422,150
Auto Manufacturers Total				1,422,150

5

		Par (a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Auto Parts & Equipment — 1.1%
Auto/Truck Parts & Equipment-Original — 0.4%
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12	1,170,000		263,250
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	1,290,000	327,080
TRW Automotive, Inc.
	7.000% 03/15/14(b)	1,050,000		294,000
				884,330
Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	1,340,000		603,000
				603,000
Rubber-Tires — 0.5%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	423,000		338,400
	9.000% 07/01/15	1,338,000		1,010,190
				1,348,590
Auto Parts & Equipment Total				2,835,920
Entertainment — 0.6%
Music — 0.5%
WMG Acquisition Corp.
	7.375% 04/15/14	1,440,000		943,200
WMG Holdings Corp.
	(f) 12/15/14
	(9.500% 12/15/09)	1,325,000		457,125
				1,400,325
Resorts/Theme Parks — 0.1%
Six Flags, Inc.
	9.625% 06/01/14	950,000		175,750
				175,750
Entertainment Total				1,576,075
Home Builders — 0.9%
Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.
	5.625% 09/15/14	1,185,000		897,638
	5.625% 01/15/16	270,000		207,900

6

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Home Builders — (continued)
Building-Residential/Commercial — (continued)
KB Home
	5.875% 01/15/15	1,760,000	1,337,600
			2,443,138
Home Builders Total			2,443,138
Home Furnishings — 0.0%
Simmons Co.
	8.224% 02/15/12(c)(d)	1,700,000	17,850
			17,850
Home Furnishings Total			17,850
Lodging — 2.4%
Casino Hotels — 1.5%
Boyd Gaming Corp.
	6.750% 04/15/14	500,000	260,000
	7.125% 02/01/16	1,000,000	510,000
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(b)	386,000	108,080
	10.750% 02/01/16	1,683,000	235,620
Jacobs Entertainment, Inc.
	9.750% 06/15/14	1,225,000	655,375
Majestic Star LLC
	9.750% 01/15/11(g)	3,195,000	255,600
MGM Mirage
	7.500% 06/01/16	3,295,000	1,326,237
Snoqualmie Entertainment Authority
	5.384% 02/01/14(b)(c)	280,000	151,200
	9.125% 02/01/15(b)	1,115,000	602,100
Station Casinos, Inc.
	6.625% 03/15/18	1,985,000	59,550
			4,163,762
Gambling (Non-Hotel) — 0.9%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	2,580,000	851,400
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	2,000,000	1,563,480
			2,414,880
Lodging Total			6,578,642

7

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — 3.4%
Retail-Apparel/Shoe — 0.7%
Hanesbrands, Inc.
	5.698% 12/15/14(c)	935,000	617,100
Phillips-Van Heusen Corp.
	7.250% 02/15/11	215,000	202,100
	8.125% 05/01/13	1,080,000	980,100
			1,799,300
Retail-Computer Equipment — 0.4%
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	1,070,000	1,070,000
			1,070,000
Retail-Discount — 0.7%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	1,885,000	1,819,025
			1,819,025
Retail-Drug Stores — 0.1%
Rite Aid Corp.
	9.500% 06/15/17	1,640,000	401,800
			401,800
Retail-Hypermarkets — 0.2%
New Albertsons, Inc.
	8.000% 05/01/31	835,000	680,525
			680,525
Retail-Propane Distributors — 1.3%
AmeriGas Partners LP
	7.125% 05/20/16	1,405,000	1,306,650
	7.250% 05/20/15	935,000	874,225
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	710,000	681,600
	8.750% 03/01/15(b)	660,000	646,800
			3,509,275
Retail Total			9,279,925

8

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.4%
Textile-Products — 0.4%
INVISTA
	9.250% 05/01/12(b)	1,015,000	933,800
			933,800
Textiles Total			933,800
CONSUMER CYCLICAL TOTAL			26,706,000
CONSUMER NON-CYCLICAL — 16.5%
Agriculture — 0.5%
Tobacco — 0.5%
Reynolds American, Inc.
	7.625% 06/01/16	1,380,000	1,212,278
Agriculture Total			1,212,278
Beverages — 0.9%
Beverages-Non-Alcoholic — 0.3%
Cott Beverages, Inc.
	8.000% 12/15/11	1,295,000	699,300
			699,300
Beverages-Wine/Spirits — 0.6%
Constellation Brands, Inc.
	8.125% 01/15/12	1,695,000	1,678,050
			1,678,050
Beverages Total			2,377,350
Biotechnology — 0.5%
Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,550,000	1,472,500
			1,472,500
Biotechnology Total			1,472,500
Commercial Services — 4.0%
Commercial Services — 1.1%
ARAMARK Corp.
	8.500% 02/01/15	1,480,000	1,346,800
Iron Mountain, Inc.
	8.000% 06/15/20	1,885,000	1,771,900
			3,118,700
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	1,025,000	151,188
			151,188

9

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Funeral Services & Related Items — 0.8%
Service Corp. International
	6.750% 04/01/16	645,000	586,950
	7.000% 06/15/17	1,500,000	1,365,000
	7.375% 10/01/14	135,000	128,925
			2,080,875
Private Corrections — 1.0%
Corrections Corp. of America
	6.250% 03/15/13	1,345,000	1,287,837
GEO Group, Inc.
	8.250% 07/15/13	1,475,000	1,327,500
			2,615,337
Rental Auto/Equipment — 1.0%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	1,615,000	969,000
Rental Service Corp.
	9.500% 12/01/14	1,800,000	963,000
United Rentals North America, Inc.
	6.500% 02/15/12	965,000	757,525
			2,689,525
Commercial Services Total			10,655,625
Food — 2.5%
Food-Dairy Products — 0.7%
Dean Foods Co.
	7.000% 06/01/16	1,910,000	1,814,500
			1,814,500
Food-Meat Products — 0.5%
Smithfield Foods, Inc.
	7.750% 07/01/17	495,000	297,000
Tyson Foods, Inc.
	10.500% 03/01/14(b)(h)	1,065,000	1,003,762
			1,300,762
Food-Miscellaneous/Diversified — 1.3%
Del Monte Corp.
	6.750% 02/15/15	1,050,000	1,002,750
Pinnacle Foods Finance LLC
	9.250% 04/01/15	2,410,000	1,976,200

10

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Food — (continued)
Food-Miscellaneous/Diversified — (continued)
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	1,420,000	656,750
			3,635,700
Food Total			6,750,962
Healthcare Products — 1.6%
Medical Products — 1.6%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	5,035,000	4,393,037
			4,393,037
Healthcare Products Total			4,393,037
Healthcare Services — 3.8%
Dialysis Centers — 0.4%
DaVita, Inc.
	7.250% 03/15/15	1,225,000	1,188,250
			1,188,250
Medical-Hospitals — 2.7%
HCA, Inc.
	9.250% 11/15/16	1,555,000	1,422,825
	PIK,
	9.625% 11/15/16	6,995,000	5,840,825
			7,263,650
Physical Therapy/Rehab Centers — 0.2%
Healthsouth Corp.
	10.750% 06/15/16	610,000	611,525
			611,525
Physician Practice Management — 0.5%
U.S. Oncology Holdings, Inc.
	PIK,
	8.334% 03/15/12(c)	1,095,000	657,000
US Oncology, Inc.
	9.000% 08/15/12	690,000	653,775
			1,310,775
Healthcare Services Total			10,374,200
Household Products/Wares — 0.6%
Consumer Products-Miscellaneous — 0.6%
American Greetings Corp.
	7.375% 06/01/16	1,220,000	628,300

11

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — (continued)
Consumer Products-Miscellaneous — (continued)
Jostens IH Corp.
	7.625% 10/01/12	1,185,000	1,105,013
			1,733,313
Household Products/Wares Total			1,733,313
Pharmaceuticals — 2.1%
Medical-Drugs — 1.6%
Elan Finance PLC
	5.234% 11/15/11(c)	455,000	375,375
	8.875% 12/01/13	2,555,000	2,044,000
Warner Chilcott Corp.
	8.750% 02/01/15	1,918,000	1,802,920
			4,222,295
Pharmacy Services — 0.5%
Omnicare, Inc.
	6.750% 12/15/13	1,535,000	1,427,550
			1,427,550
Pharmaceuticals Total			5,649,845
CONSUMER NON-CYCLICAL TOTAL			44,619,110
ENERGY — 13.3%
Coal — 1.6%
Coal — 1.6%
Arch Western Finance LLC
	6.750% 07/01/13	1,765,000	1,650,275
Massey Energy Co.
	6.875% 12/15/13	3,000,000	2,640,000
			4,290,275
Coal Total			4,290,275
Oil & Gas — 8.0%
Oil & Gas Drilling — 0.3%
Pride International, Inc.
	7.375% 07/15/14	720,000	716,400
			716,400
Oil Companies-Exploration & Production — 6.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	3,325,000	2,718,187
	9.500% 02/15/15	380,000	353,400
Cimarex Energy Co.
	7.125% 05/01/17	1,270,000	1,041,400

12

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
Compton Petroleum Corp.
	7.625% 12/01/13	1,505,000	504,175
KCS Energy, Inc.
	7.125% 04/01/12	565,000	501,438
Newfield Exploration Co.
	6.625% 04/15/16	2,755,000	2,396,850
OPTI Canada, Inc.
	8.250% 12/15/14	2,220,000	754,800
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	2,860,000	2,459,600
Pioneer Natural Resources Co.
	5.875% 07/15/16	1,540,000	1,174,610
Quicksilver Resources, Inc.
	7.125% 04/01/16	3,035,000	2,003,100
Range Resources Corp.
	7.500% 05/15/16	1,780,000	1,646,500
Southwestern Energy Co.
	7.500% 02/01/18(b)	2,455,000	2,319,975
			17,874,035
Oil Refining & Marketing — 1.1%
Frontier Oil Corp.
	8.500% 09/15/16	910,000	878,150
Tesoro Corp.
	6.625% 11/01/15	1,745,000	1,422,175
United Refining Co.
	10.500% 08/15/12	1,295,000	770,525
			3,070,850
Oil & Gas Total			21,661,285
Oil & Gas Services — 0.2%
Seismic Data Collection — 0.2%
Seitel, Inc.
	9.750% 02/15/14	880,000	360,800
			360,800
Oil & Gas Services Total			360,800
Oil, Gas & Consumable Fuels — 0.3%
Oil Companies-Exploration & Production — 0.3%
Forest Oil Corp.
	8.500% 02/15/14(b)	900,000	819,000
			819,000
Oil, Gas & Consumable Fuels Total			819,000

13

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — 3.2%
Pipelines — 3.2%
Atlas Pipeline Partners LP
	8.125% 12/15/15	1,625,000	1,031,875
El Paso Corp.
	6.875% 06/15/14	2,340,000	2,068,139
	7.250% 06/01/18	560,000	494,200
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	2,100,000	1,827,000
MarkWest Energy Partners LP
	6.875% 11/01/14	1,070,000	751,675
	8.500% 07/15/16	815,000	586,800
Williams Companies, Inc.
	7.625% 07/15/19	720,000	673,200
	7.875% 09/01/21	545,000	509,575
	8.125% 03/15/12	530,000	522,050
	8.750% 01/15/20(b)(h)	180,000	179,100
			8,643,614
Pipelines Total			8,643,614
ENERGY TOTAL			35,774,974
FINANCIALS — 3.5%
Special Purpose Entity — 0.3%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	1,925,000	747,701
			747,701
Banks Total			747,701
Diversified Financial Services — 1.9%
Finance-Auto Loans — 1.7%
Ford Motor Credit Co.
	7.800% 06/01/12	2,750,000	1,490,560
	8.000% 12/15/16	1,050,000	494,613
GMAC LLC
	6.875% 09/15/11(b)	2,121,000	1,380,767
	8.000% 11/01/31(b)	2,933,000	1,316,682
			4,682,622

14

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Investment Management/Advisor Service — 0.2%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	1,715,000	394,450
			394,450
Diversified Financial Services Total			5,077,072
Insurance — 1.0%
Insurance Brokers — 0.4%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	1,335,000	667,500
USI Holdings Corp.
	9.750% 05/15/15(b)	905,000	400,462
			1,067,962
Property/Casualty Insurance — 0.6%
Asurion Corp.
	6.947% 07/02/15(c)(d)	713,879	531,394
	6.955% 07/02/15(c)	976,121	587,300
Crum & Forster Holdings Corp.
	7.750% 05/01/17	860,000	670,800
			1,789,494
Insurance Total			2,857,456
Real Estate Investment Trusts (REITs) — 0.3%
REITS-Hotels — 0.3%
Host Marriott LP
	6.750% 06/01/16	1,105,000	795,600
			795,600
Real Estate Investment Trusts (REITs) Total			795,600
FINANCIALS TOTAL			9,477,829
HEALTH CARE — 1.0%
Health Services — 1.0%
Community Health Systems, Inc.
	8.875% 07/15/15	2,930,000	2,772,513
Health Services Total			2,772,513
HEALTH CARE TOTAL			2,772,513
INDUSTRIALS — 11.7%
Aerospace & Defense — 1.5%
Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc.
	8.500% 07/01/18	1,870,000	1,491,325

15

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Aerospace & Defense — (continued)
Aerospace/Defense-Equipment — (continued)
Moog, Inc.
	7.250% 06/15/18(b)	550,000	495,000
Sequa Corp.
	11.750% 12/01/15(b)	1,825,000	292,000
			2,278,325
Electronics-Military — 0.6%
L-3 Communications Corp.
	6.375% 10/15/15	1,825,000	1,724,625
			1,724,625
Aerospace & Defense Total			4,002,950
Electrical Components & Equipment — 0.9%
Wire & Cable Products — 0.9%
Belden, Inc.
	7.000% 03/15/17	900,000	706,500
General Cable Corp.
	3.810% 04/01/15(c)	635,000	438,150
	7.125% 04/01/17	1,430,000	1,229,800
			2,374,450
Electrical Components & Equipment Total			2,374,450
Electronics — 0.5%
Electronic Components-Miscellaneous — 0.5%
Flextronics International Ltd.
	3.344% 10/01/14(c)(d)	220,424	144,378
	3.344% 10/01/14(c)	7,653	5,013
	3.675% 10/01/14(c)(d)	38,951	25,513
	3.685% 10/01/14(c)(d)	720,472	471,909
	6.250% 11/15/14	835,000	701,400
			1,348,213
Electronics Total			1,348,213
Engineering & Construction — 0.3%
Building & Construction-Miscellaneous — 0.3%
Esco Corp.
	8.625% 12/15/13(b)	945,000	713,475
			713,475
Engineering & Construction Total			713,475

16

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 0.7%
Non-Hazardous Waste Disposal — 0.7%
Allied Waste North America, Inc.
	7.875% 04/15/13	1,940,000	1,935,150
			1,935,150
Recycling — 0.0%
Aleris International, Inc.
	10.000% 12/15/16(e)	1,245,000	1,556
	PIK,
	9.000% 12/15/14(e)	920,000	2,760
			4,316
Environmental Control Total			1,939,466
Machinery-Construction & Mining — 0.6%
Machinery-Construction & Mining — 0.6%
Terex Corp.
	8.000% 11/15/17	1,970,000	1,585,850
			1,585,850
Machinery-Construction & Mining Total			1,585,850
Machinery-Diversified — 0.7%
Machinery-General Industry — 0.7%
Manitowoc Co., Inc.
	7.125% 11/01/13	1,725,000	1,276,500
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	720,000	671,400
			1,947,900
Machinery-Diversified Total			1,947,900
Miscellaneous Manufacturing — 1.9%
Diversified Manufacturing Operators — 1.4%
Bombardier, Inc.
	6.300% 05/01/14(b)	2,176,000	1,457,920
Koppers Holdings, Inc.
	(f) 11/15/14
	(9.875% 11/15/09)	1,435,000	1,176,700
Trinity Industries, Inc.
	6.500% 03/15/14	1,336,000	1,108,880
			3,743,500
Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.
	7.500% 03/01/14	1,175,000	810,750

17

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Miscellaneous Manufacturing — (continued)
Miscellaneous Manufacturing — (continued)
TriMas Corp.
	9.875% 06/15/12	1,431,000	686,880
			1,497,630
Miscellaneous Manufacturing Total			5,241,130
Packaging & Containers — 2.5%
Containers-Metal/Glass — 1.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,360,000	2,377,700
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	1,595,000	1,610,950
Silgan Holdings, Inc.
	6.750% 11/15/13	525,000	483,000
			4,471,650
Containers-Paper/Plastic — 0.9%
Berry Plastics Holding Corp.
	8.875% 09/15/14	960,000	571,200
Jefferson Smurfit Corp.
	8.250% 10/01/12(e)	2,385,000	190,800
Solo Cup Co.
	8.500% 02/15/14	2,315,000	1,585,775
			2,347,775
Packaging & Containers Total			6,819,425
Transportation — 2.1%
Transportation-Marine — 0.9%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	1,700,000	1,020,000
Ship Finance International Ltd.
	8.500% 12/15/13	1,255,000	938,112
Stena AB
	7.500% 11/01/13	695,000	521,250
			2,479,362
Transportation-Railroad — 0.7%
TFM SA de CV
	9.375% 05/01/12	1,770,000	1,734,600
			1,734,600
Transportation-Services — 0.5%
Bristow Group, Inc.
	7.500% 09/15/17	1,090,000	782,075

18

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Transportation — (continued)
Transportation-Services — (continued)
PHI, Inc.
	7.125% 04/15/13	1,085,000	642,863
			1,424,938
Transportation Total			5,638,900
INDUSTRIALS TOTAL			31,611,759
TECHNOLOGY — 1.1%
Computers — 0.7%
Computer Services — 0.7%
Sungard Data Systems, Inc.
	9.125% 08/15/13	2,120,000	1,802,000
			1,802,000
Computers Total			1,802,000
Semiconductors — 0.4%
Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc.
	9.250% 06/01/16	1,345,000	759,925
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	4,295,000	279,175
			1,039,100
Semiconductors Total			1,039,100
TECHNOLOGY TOTAL			2,841,100
UTILITIES — 7.4%
Electric — 6.6%
Electric-Generation — 2.5%
AES Corp.
	7.750% 03/01/14	1,460,000	1,310,350
	8.000% 10/15/17	855,000	726,750
Edison Mission Energy
	7.000% 05/15/17	1,875,000	1,584,375
Intergen NV
	9.000% 06/30/17(b)	3,305,000	3,106,700
			6,728,175
Electric-Integrated — 2.1%
CMS Energy Corp.
	6.875% 12/15/15	1,235,000	1,142,327
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	3,820,000	1,680,800
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	985,000	906,200

19

		Par (a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Electric-Integrated — (continued)
Texas Competitive Electric Holdings Co.LLC
	PIK,
	10.500% 11/01/16	4,370,000	1,922,800
			5,652,127
Independent Power Producer — 2.0%
Dynegy Holdings, Inc.
	7.125% 05/15/18	3,120,000	1,622,400
Mirant North America LLC
	7.375% 12/31/13	515,000	471,225
NRG Energy, Inc.
	7.375% 02/01/16	1,065,000	982,462
	7.375% 01/15/17	1,195,000	1,105,375
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	1,535,000	1,228,000
			5,409,462
Electric Total			17,789,764
Gas — 0.2%
Gas-Distribution — 0.2%
Centerpoint Energy, Inc.
	5.950% 02/01/17	235,000	191,655
	6.500% 05/01/18	400,000	328,820
			520,475
Gas Total			520,475
Other Industrial Development Bonds — 0.6%
Electric-Integrated — 0.6%
Mirant Americas Generation LLC
	8.500% 10/01/21	2,180,000	1,701,137
			1,701,137
Other Industrial Development Bonds Total			1,701,137
UTILITIES TOTAL			20,011,376

	Total Corporate Fixed-Income Bonds & Notes (cost of $350,246,366)		245,989,197

20

		Par (a)	Value ($)
Municipal Bonds — 1.5%
CALIFORNIA — 1.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	3,250,000	3,140,670
CALIFORNIA TOTAL			3,140,670
VIRGINIA — 0.3%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	1,555,000	806,703
VIRGINIA TOTAL			806,703

	Total Municipal Bonds (cost of $4,804,864)		3,947,373

Convertible Bond — 0.4%
CONSUMER DISCRETIONARY — 0.4%
Media — 0.4%
Virgin Media, Inc.
	6.500% 11/15/16(b)	2,000,000	1,045,000
Media Total			1,045,000
CONSUMER DISCRETIONARY TOTAL			1,045,000

	Total Convertible Bond (cost of $919,955)		1,045,000

		Shares
Preferred Stocks — 0.1%
COMMUNICATIONS — 0.0%
Media — 0.0%
PTV Inc. Series A,	10.00% 01/10/23	18	2
Media Total			2
COMMUNICATIONS TOTAL			2
U.S. GOVERNMENT AGENCY — 0.0%
Federal Home Loan Mortgage Corp.	5.160% (c)	189,100	75,640
U.S GOVERNMENT AGENCY TOTAL			75,640
FINANCIALS — 0.1%
Preferred Blocker, Inc.	7.000%(b)	1,109	189,361
FINANCIALS TOTAL			189,361

	Total Preferred Stocks (cost of $495,995)		265,003

21

		Shares	Value ($)
Common Stocks — 0.0%
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
	Fairlane Management Corp. (i)(j)(k)	50,004	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
MATERIALS — 0.0%
Metals & Mining — 0.0%
	Ormet Corp. (i)	380	133
Metals & Mining Total			133
MATERIALS TOTAL			133

	Total Common Stocks (cost of $3,040)		133

		Units
Warrants — 0.0%
COMMUNICATIONS — 0.0%
Media — 0.0%
Broadcast Services/Programs — 0.0%
Sirius XM Radio, Inc.	Expires 07/15/10(b)(i)(l)	2,435	2,167
			2,167
Media Total			2,167
Telecommunication Services — 0.0%
Jazztel PLC	Expires 07/15/10 (b)(i)(j)(k)	1,435	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			2,167
CONSUMER NON-CYCLICAL — 0.0%
Food — 0.0%
Food-Retail — 0.0%
Pathmark Stores Inc.	Expires 09/19/10 (i)(k)	58,758	29
			29
Food Total			29
CONSUMER NON-CYCLICAL TOTAL			29

	Total Warrants (cost of $7,581,497)		2,196

		Par (a)
Short-Term Obligation — 6.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09 due on 03/02/09, at 0.210%, collateralized by a U.S. Government Agency Obligation maturing 01/07/14, market value $17,059,413 (repurchase proceeds $16,723,293)	16,723,000	16,723,000

22

Value ($)
Total Short-Term Obligation (cost of $16,723,000)	16,723,000

Total Investments — 99.4% (cost of $380,774,717)(m)(n)	267,971,902

Other Assets & Liabilities, Net — 0.6%	1,717,323

Net Assets — 100.0%	269,689,225

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

23

On June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 – Quoted Prices	$265,137	$—
	Level 2 – Other Significant Observable Inputs	267,377,490	(16,975)
	Level 3 – Significant Unobservable Inputs	329,275	—
	Total	$267,971,902	$(16,975)

*Other financial instruments consist of forward foreign currency exchange contracts  which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending February 28, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investment in	Other Financial
		Securities	Instruments
	Balance as of May 31, 2008	$1,711,588	$—
	Accretion of discounts/amortization of premiums	—	—
	Realized gain (loss)	—	—
	Change in unrealized depreciation	(1,385,966)	—
	Net purchases/sales	—	—
	Transfers into Level 3	3,653	—
	Balance as of February 28, 2009	$329,275	$—

	The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $1,385,966

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Principal amount is stated in United States dollars unless otherwise noted.

24

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, except for those in the following table, amounted to $41,121,706, which represents 15.2% of net assets.

	Security	Acquisition Date	Par/Unit	Cost	Value
	ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06-09/27/06	$1,025,000	$1,034,225	$151,188
	Jazztel PLC Expires 07/15/10	10/21/02	1,435	2,467	—
	Local TV Finance LLC, PIK 9.250% 06/15/15	05/02/07-06/23/08	1,030,000	1,011,169	104,287
	Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	855,000	855,000	513,000
	Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07-10/04/07	2,000,000	2,028,200	1,563,480
$2,331,955

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.
(d)	Loan participation agreement.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2009, the value of these securities amounted to $250,116, which represents 0.1% of net assets.

(f)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(g)	The issuer is in default of certain debt covenants. Income is not being accrued. At February 28, 2009, the value of this security amounted to $255,600, which represents 0.1% of net assets.
(h)	Security purchased on a delayed delivery basis.
(i)	Non-income producing security.
(j)	Security has no value.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(l)	Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At February 28, 2009, the value of this security represents 0.0% of net assets.
(m)	Cost for federal income tax purposes is $380,774,717.
(n)	Unrealized appreciation and depreciation at February 28, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized		Net Unrealized
	Appreciation	Depreciation		Depreciation
	$1,709,471	$(114,512,286)		$(112,802,815)

Forward foreign currency exchange contracts outstanding on February 28, 2009 is:

	Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
	EUR	$2,788,755	$2,771,780	03/19/09	$(16,975)

	Acronym	Name

	EUR	Euro
	PIK	Payment-In-Kind

25

INVESTMENT PORTFOLIO
February 28, 2009 (Unaudited)	Columbia International Bond Fund

		Par (a)		Value ($)*
Government & Agency Obligations — 88.8%
FOREIGN GOVERNMENT OBLIGATIONS — 86.1%
African Development Bank
	1.950% 03/23/10	JPY	40,000,000	414,524
Asian Development Bank/Pasig
	2.350% 06/21/27	JPY	20,000,000	199,338
Eksportfinans A/S
	1.600% 03/20/14	JPY	8,000,000	80,557
Eurofima
	4.375% 10/21/19	EUR	100,000	128,858
European Investment Bank
	1.250% 09/20/12	JPY	9,000,000	91,876
	1.400% 06/20/17	JPY	21,000,000	207,449
Federal Republic of Brazil
	8.250% 01/20/34	50,000		54,250
Federal Republic of Germany
	4.250% 07/04/14	EUR	280,000	388,717
	4.250% 07/04/17	EUR	285,000	395,456
Government of Belgium
	3.250% 09/28/16	EUR	130,000	157,614
Government of Canada
	4.000% 06/01/16	CAD	195,000	168,612
Government of Denmark
	5.000% 11/15/13	DKK	380,000	70,244
Government of Japan
	1.400% 12/20/18	JPY	25,000,000	259,946
	1.500% 09/20/14	JPY	9,000,000	95,941
	1.900% 09/20/23	JPY	19,000,000	199,698
Government of New Zealand
	6.500% 04/15/13	NZD	105,000	57,775
Instituto de Credito Oficial
	0.800% 09/28/09	JPY	35,000,000	358,824
International American Development Bank
	1.900% 07/08/09	JPY	23,000,000	236,671
International Bank for Reconstruction & Development
	4.250% 06/01/10	EUR	120,000	156,818
	4.500% 01/25/10	GBP	60,000	88,067
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	10,000,000	104,673

1

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Kingdom of Norway
	4.250% 05/19/17	NOK	120,000	17,690
	5.000% 05/15/15	NOK	240,000	37,076
Kingdom of Sweden
	3.000% 07/12/16	SEK	285,000	32,597
	5.500% 10/08/12	SEK	275,000	34,553
Kingdom of Netherlands
	4.000% 07/15/16	EUR	185,000	242,400
Province of Ontario
	1.875% 01/25/10	JPY	20,000,000	206,056
Province of Quebec
	1.600% 05/09/13	JPY	9,000,000	94,820
Queensland Treasury Corp.
	5.500% 05/14/10	AUD	100,000	65,575
Republic of Finland
	4.250% 07/04/15	EUR	60,000	80,099
Republic of France
	3.500% 07/12/11	EUR	200,000	263,606
	4.000% 04/25/13	EUR	200,000	268,284
	4.250% 10/25/18	EUR	50,000	66,348
Republic of Greece
	4.300% 07/20/17	EUR	95,000	110,127
Republic of Ireland
	4.500% 10/18/18	EUR	50,000	58,419
Republic of Italy
	4.250% 08/01/13	EUR	75,000	98,093
	5.250% 08/01/17	EUR	130,000	176,509
Republic of Peru
	8.375% 05/03/16	30,000		33,450
Republic of Poland
	4.750% 04/25/12	PLN	160,000	42,488
	5.625% 06/20/18	EUR	40,000	47,097
United Kingdom Treasury
	4.000% 09/07/16	GBP	70,000	105,680
	5.000% 09/07/14	GBP	75,000	120,629
	5.000% 03/07/25	GBP	70,000	107,281

2

		Par (a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	5.625% 01/15/17	50,000		48,225
FOREIGN GOVERNMENT OBLIGATIONS TOTAL				6,273,010
U.S. GOVERNMENT OBLIGATIONS — 2.7%
U.S. Treasury Notes
	2.000% 11/30/13	100,000		100,242
	3.750% 11/15/18	90,000		95,365
U.S. GOVERNMENT OBLIGATIONS TOTAL				195,607

	Total Government & Agency Obligations (cost of $6,755,933)			6,468,617

Corporate Fixed-Income Bonds & Notes — 2.2%
FINANCIALS — 2.2%
Banks — 2.2%
Citigroup, Inc.
	2.875% 12/09/11	50,000		51,054
JPMorgan Chase & Co.
	3.125% 12/01/11	50,000		51,447
WM Covered Bond Program
	3.875% 09/27/11	EUR	50,000	58,341
Banks Total				160,842
FINANCIALS TOTAL				160,842

	Total Corporate Fixed-Income Bonds & Notes (cost of $162,116)			160,842

Short-Term Obligations — 8.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 02/27/09, due 03/02/09 at 0.100%, collateralized by a U.S. Treasury Obligation maturing 08/06/09, market value $643,904 (repurchase proceeds $631,005)	631,000		631,000

	Total Short-Term Obligations (cost of $631,000)			631,000

3

Total Investments — 99.7% (cost of $7,549,049) (b)(c)	$7,260,459

Other Assets & Liabilities, Net — 0.3%	19,544

Net Assets — 100.0%	$7,280,003

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing within 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

4

On December 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund’s assets:

		Investments in	Other Financial
Valuation Inputs		Securities	Instruments
Level 1 – Quoted Prices		$195,607	$—
Level 2 – Other Significant Observable Inputs		6,858,796	—
Level 3 – Significant Unobservable Inputs		206,056	—
Total		$7,260,459	$—

The fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending February 28, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
Balance as of December 1, 2008		$222,085	$—
Accretion of Discounts/ Amortization of Premiums		—	—
Realized gain (loss)		—	—
Change in unrealized depreciation		(16,029)	—
Net purchases/sales		—	—
Transfers into and/or out of Level 3		—	—
Balance as of February 28, 2009		$206,056	$—

The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $16,029.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)			Principal amount is stated in United States dollars unless otherwise noted.
(b)			Cost for federal income tax purposes is $7,556,998.
(c)			Unrealized appreciation and depreciation at February 28, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$25,256	$(321,795)		$(296,539)

5

Acronym	Name

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand

6

INVESTMENT PORTFOLIO
February 28, 2009 (Unaudited)	Columbia Strategic Income Fund

		Par ($)(a)		Value ($)*
Government & Agency Obligations — 51.3%
FOREIGN GOVERNMENT OBLIGATIONS — 30.0%
Aries Vermoegensverwaltungs GmbH
	7.750% 10/25/09(b)	EUR	2,750,000	3,612,866
	7.750% 10/25/09	EUR	2,500,000	3,284,424
Banco Nacional de Desenvolvimento Economico e Social
	6.369% 06/16/18(b)	2,850,000		2,639,813
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	4,350,000	5,446,937
European Investment Bank
	0.723% 09/21/11(c)	JPY	2,715,000,000	27,323,647
	1.250% 09/20/12	JPY	1,135,000,000	11,586,571
	1.400% 06/20/17	JPY	1,457,000,000	14,393,046
	5.500% 12/07/11	GBP	5,250,000	8,122,179
Federal Republic of Brazil
	7.375% 02/03/15	EUR	6,950,000	9,185,325
	8.750% 02/04/25	4,500,000		5,096,250
	11.000% 08/17/40	12,400,000		15,252,000
	12.500% 01/05/16	BRL	7,685,000	3,269,837
Federal Republic of Germany
	5.000% 07/04/12	EUR	6,585,000	9,180,861
	6.000% 06/20/16	EUR	21,500,000	32,643,081
Government of Canada
	4.000% 06/01/16	CAD	8,300,000	7,176,806
	4.500% 06/01/15	CAD	9,760,000	8,667,236
	8.000% 06/01/23	CAD	8,215,000	9,615,011
	10.250% 03/15/14	CAD	2,865,000	3,132,358
Government of New Zealand
	6.000% 11/15/11	NZD	6,300,000	3,357,613
International Finance Corp.
	7.500% 02/28/13	AUD	9,245,000	6,563,978
Japan Finance Organization for Municipal Enterprises
	1.900% 06/22/18	JPY	910,000,000	9,525,204
Kingdom of Norway
	4.250% 05/19/17	NOK	97,185,000	14,326,608
	6.000% 05/16/11	NOK	124,830,000	19,098,766
Kingdom of Sweden
	6.750% 05/05/14	SEK	110,600,000	15,040,515
Pemex Project Funding Master Trust
	5.750% 03/01/18	10,370,000		8,393,177

		Par ($)(a)		Value ($)
Government & Agency Obligations — (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
Province of British Columbia
	5.700% 06/18/29	CAD	4,710,000	3,943,227
	9.500% 01/09/12	CAD	7,150,000	6,741,637
Province of Quebec
	6.000% 10/01/12	CAD	7,155,000	6,253,004
Queensland Treasury Corp.
	6.500% 04/16/12	AUD	8,425,000	5,721,657
Republic of Chile
	7.125% 01/11/12	3,000,000		3,273,900
Republic of Colombia
	8.125% 05/21/24	8,525,000		8,567,625
	9.750% 04/09/11	2,824,951		2,969,023
Republic of France
	3.750% 04/25/17	EUR	17,100,000	22,184,937
	4.000% 04/25/13	EUR	9,100,000	12,206,913
	4.750% 10/25/12	EUR	15,400,000	21,149,061
Republic of Italy
	4.250% 02/01/15	EUR	7,765,000	10,114,201
Republic of Panama
	6.700% 01/26/36	9,700,000		8,487,500
	8.875% 09/30/27	7,270,000		7,797,075
Republic of Peru
	7.350% 07/21/25	8,100,000		8,262,000
	9.875% 02/06/15	9,640,000		11,423,400
Republic of Poland
	4.750% 04/25/12	PLN	16,100,000	4,275,321
	5.750% 03/24/10	PLN	36,900,000	10,152,270
Republic of South Africa
	6.500% 06/02/14	3,650,000		3,613,500
	13.000% 08/31/09	ZAR	9,073,333	922,266
	13.000% 08/31/10	ZAR	1,780,000	191,387
	13.000% 08/31/10	ZAR	9,073,334	971,782
	13.000% 08/31/11	ZAR	9,073,333	1,020,102
Russian Federation
	7.500% 03/31/30	21,128,800		18,633,277
	12.750% 06/24/28	7,430,000		9,287,500
United Kingdom Treasury
	5.000% 09/07/14	GBP	1,520,000	2,444,751
	5.000% 03/07/25	GBP	4,680,000	7,172,500
	8.000% 09/27/13	GBP	6,000,000	10,702,644
	9.000% 07/12/11	GBP	5,350,000	8,999,168

		Par ($)(a)	Value ($)
Government & Agency Obligations— (continued)
FOREIGN GOVERNMENT OBLIGATIONS — (continued)
United Mexican States
	5.875% 02/17/14	5,000,000	5,075,000
	6.050% 01/11/40	5,350,000	4,397,165
	8.125% 12/30/19	11,020,000	12,122,000
	8.375% 01/14/11	14,270,000	15,661,325
	11.375% 09/15/16	7,590,000	9,885,975
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		520,557,202
U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Mortgage Corp.
	5.750% 03/15/09	1,010,000	1,011,872
	6.750% 03/15/31(d)	406,000	536,991
Federal National Mortgage Association
	4.375% 07/17/13(d)	3,003,000	3,223,060
	U.S. GOVERNMENT AGENCIES TOTAL		4,771,923
U.S. GOVERNMENT OBLIGATIONS — 21.0%
U.S. Treasury Bonds
	5.375% 02/15/31(d)	29,000,000	34,768,274
	7.500% 11/15/24(d)	18,400,000	26,464,370
	8.875% 02/15/19(d)	21,827,000	31,618,461
	10.625% 08/15/15(d)(e)	29,415,000	43,207,870
	12.500% 08/15/14(d)	52,151,000	54,905,199
U.S. Treasury Notes
	4.000% 09/30/09(d)	20,000,000	20,393,760
	4.250% 09/30/12(d)	40,000,000	43,662,480
	5.000% 02/15/11(d)	47,600,000	51,404,287
	5.125% 05/15/16(d)	46,000,000	53,385,162
U.S. Treasury STRIPS
	(f) 05/15/23(d)	4,550,000	2,480,296
	P.O.,
	(f) 11/15/13(d)	2,250,000	2,032,452
	U.S. GOVERNMENT OBLIGATIONS TOTAL		364,322,611

	Total Government & Agency Obligations (cost of $901,696,353)		889,651,736

Corporate Fixed-Income Bonds & Notes — 32.1%
BASIC MATERIALS — 2.3%
Chemicals — 0.6%
Agricultural Chemicals — 0.3%
Mosaic Co.
	7.625% 12/01/16(b)	3,060,000	2,937,600

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Chemicals — (continued)
Agricultural Chemicals — (continued)
Terra Capital, Inc.
	7.000% 02/01/17	2,715,000		2,470,650
				5,408,250
Chemicals-Diversified — 0.3%
Huntsman International LLC
	6.875% 11/15/13(b)	EUR	1,165,000	590,772
	7.875% 11/15/14	3,190,000		1,515,250
Ineos Group Holdings PLC
	8.500% 02/15/16(b)	4,135,000		248,100
NOVA Chemicals Corp.
	6.500% 01/15/12	3,050,000		2,417,125
				4,771,247
Chemicals-Specialty — 0.0%
Chemtura Corp.
	6.875% 06/01/16	1,715,000		771,750
				771,750
	Chemicals Total			10,951,247
Forest Products & Paper — 0.4%
Paper & Related Products — 0.4%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	3,900,000		351,000
Domtar Corp.
	7.125% 08/15/15	4,385,000		2,981,800
Georgia-Pacific Corp.
	8.000% 01/15/24	3,375,000		2,531,250
NewPage Corp.
	10.000% 05/01/12	1,370,000		414,425
NewPage Holding Corp.
	PIK,
	10.265% 11/01/13	977,467		234,592
				6,513,067
	Forest Products & Paper Total			6,513,067
Iron/Steel — 0.4%
Steel-Producers — 0.4%
Russel Metals, Inc.
	6.375% 03/01/14	1,360,000		1,088,000
Steel Dynamics, Inc.
	7.750% 04/15/16(b)	3,855,000		2,968,350

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — (continued)
Steel-Producers — (continued)
United States Steel Corp.
	7.000% 02/01/18	4,770,000	3,574,795
			7,631,145
		Iron/Steel Total	7,631,145
Metals & Mining — 0.9%
Diversified Minerals — 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(b)	4,265,000	3,625,250
			3,625,250
Metal-Diversified — 0.5%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	9,715,000	8,379,188
			8,379,188
Mining Services — 0.0%
Noranda Aluminium Holding Corp.
	8.345% 11/15/14(c)	2,255,000	338,250
			338,250
Non-Ferrous Metals — 0.2%
Codelco, Inc.
	5.500% 10/15/13	3,000,000	2,989,434
			2,989,434
	Metals & Mining Total		15,332,122
	BASIC MATERIALS TOTAL		40,427,581
COMMUNICATIONS — 6.3%
Media — 2.1%
Cable TV — 1.5%
Cablevision Systems Corp.
	8.000% 04/15/12	3,129,000	3,027,308
Charter Communications Holdings II LLC
	10.250% 09/15/10	4,215,000	3,393,075
Charter Communications Operating LLC / Charter Communications Operating Capital
	8.375% 04/30/14(b)	995,000	855,700
	10.875% 09/15/14(b)	1,495,000	1,382,875
Comcast Corp.
	5.700% 05/15/18	950,000	877,892
	6.950% 08/15/37	1,330,000	1,217,604
CSC Holdings, Inc.
	7.625% 04/01/11	2,365,000	2,341,350

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Cable TV — (continued)
	8.625% 02/15/19(b)	1,200,000	1,116,000
DirecTV Holdings LLC
	6.375% 06/15/15	5,140,000	4,664,550
EchoStar DBS Corp.
	6.625% 10/01/14	6,495,000	5,845,500
Time Warner Cable, Inc.
	7.300% 07/01/38	855,000	779,969
			25,501,823
Multimedia — 0.4%
Lamar Media Corp.
	6.625% 08/15/15	2,120,000	1,325,000
Quebecor Media, Inc.
	7.750% 03/15/16	5,345,000	4,356,175
Time Warner, Inc.
	6.875% 05/01/12	1,425,000	1,436,400
			7,117,575
Publishing-Books — 0.2%
TL Acquisitions, Inc.
	10.500% 01/15/15(b)	5,645,000	2,653,150
			2,653,150
Publishing-Periodicals — 0.0%
Dex Media, Inc.
	9.000% 11/15/13	1,775,000	115,375
Idearc, Inc.
	8.000% 11/15/16	4,455,000	66,825
Penton Media, Inc.
	6.174% 02/01/14(g)	1,000,000	111,250
R.H. Donnelley Corp.
	8.875% 01/15/16	2,030,000	91,350
	8.875% 10/15/17	4,595,000	206,775
			591,575
Radio — 0.0%
CMP Susquehanna Corp.
	9.875% 05/15/14	2,185,000	65,550
			65,550

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
Television — 0.0%
Local TV Finance LLC
	PIK,
	9.250% 06/15/15(b)	1,885,000	190,856
			190,856
Media Total			36,120,529
Telecommunication Services — 4.2%
Cellular Telecommunications — 1.3%
Cricket Communications, Inc.
	9.375% 11/01/14	4,915,000	4,484,937
Digicel Group Ltd.
	8.875% 01/15/15(b)	6,115,000	4,555,675
MetroPCS Wireless, Inc.
	9.250% 11/01/14	5,225,000	4,937,625
Nextel Communications, Inc.
	7.375% 08/01/15	4,915,000	2,260,900
Orascom Telecom Finance SCA
	7.875% 02/08/14(b)	1,150,000	690,000
Verizon Wireless Capital LLC
	5.550% 02/01/14(b)	2,280,000	2,266,749
	8.500% 11/15/18(b)	570,000	641,653
Wind Acquisition Financial SA
	PIK,
	8.393% 12/21/11(g)	4,803,308	3,266,250
			23,103,789
Networking Products — 0.1%
Cisco Systems, Inc.
	5.900% 02/15/39	1,045,000	973,078
			973,078
Satellite Telecommunications — 0.7%
Inmarsat Finance II PLC
	10.375% 11/15/12	3,620,000	3,692,400
Inmarsat Finance PLC
	7.625% 06/30/12	800,000	785,000
Intelsat Jackson Holdings Ltd.
	11.250% 06/15/16	7,745,000	7,299,662
			11,777,062
Telecommunication Equipment — 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	4,665,000	1,691,063
			1,691,063

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Telecommunication Services — 0.6%
Hellas Telecommunications Luxembourg II
	6.844% 01/15/15(b)(c)	1,385,000		263,150
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(b)	EUR	1,285,000	1,421,354
	8.875% 05/01/16(b)	3,225,000		2,934,750
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,570,000		1,130,400
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	2,705,000		2,562,987
West Corp.
	11.000% 10/15/16	3,840,000		2,457,600
				10,770,241
Telephone-Integrated — 1.3%
AT&T, Inc.
	4.950% 01/15/13	1,235,000		1,237,680
Citizens Communications Co.
	7.875% 01/15/27	4,670,000		3,409,100
Qwest Communications International, Inc.
	7.500% 02/15/14	5,730,000		4,856,175
Qwest Corp.
	7.500% 10/01/14	2,615,000		2,324,081
	7.500% 06/15/23	4,085,000		3,084,175
Virgin Media Finance PLC
	8.750% 04/15/14	EUR	2,595,000	2,878,585
Windstream Corp.
	8.625% 08/01/16	5,570,000		5,347,200
				23,136,996
Wireless Equipment — 0.1%
Crown Castle International Corp.
	9.000% 01/15/15	980,000		955,500
				955,500
Telecommunication Services Total				72,407,729
COMMUNICATIONS TOTAL				108,528,258

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 2.9%
Apparel — 0.2%
Apparel Manufacturers — 0.2%
Levi Strauss & Co.
	9.750% 01/15/15	3,560,000		2,954,800
				2,954,800
Apparel Total				2,954,800
Auto Manufacturers — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.
	7.450% 07/16/31	4,870,000		913,125
General Motors Corp.
	7.200% 01/15/11	2,775,000		444,000
	8.375% 07/15/33	8,335,000		1,104,387
				2,461,512
Auto Manufacturers Total				2,461,512
Auto Parts & Equipment — 0.3%
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc.
	7.000% 12/15/12	2,140,000		481,500
Hayes Lemmerz Finance Luxembourg SA
	8.250% 06/15/15	EUR	2,050,000	519,778
TRW Automotive, Inc.
	7.000% 03/15/14(b)	2,265,000		634,200
				1,635,478
Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	2,380,000		1,071,000
				1,071,000
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	560,000		448,000
	9.000% 07/01/15	2,905,000		2,193,275
				2,641,275
Auto Parts & Equipment Total				5,347,753
Entertainment — 0.1%
Music — 0.1%
WMG Acquisition Corp.
	7.375% 04/15/14	2,465,000		1,614,575
WMG Holdings Corp.
	(h) 12/15/14 (9.500% 12/15/09)	2,280,000		786,600
				2,401,175

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Entertainment — (continued)
Resorts/Theme Parks — 0.0%
Six Flags, Inc.
	9.625% 06/01/14	1,557,000	288,045
			288,045
Entertainment Total			2,689,220
Home Builders — 0.3%
Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.
	5.625% 09/15/14	2,225,000	1,685,437
	5.625% 01/15/16	630,000	485,100
KB Home
	5.875% 01/15/15	3,425,000	2,603,000
			4,773,537
Home Builders Total			4,773,537
Home Furnishings — 0.0%
Home Furnishings — 0.0%
Simmons Co.
	8.224% 02/15/12(g)	2,300,000	24,150
			24,150
Home Furnishings Total			24,150
Leisure Time — 0.1%
Recreational Centers — 0.1%
Town Sports International, Inc.
	(h) 02/01/14 (11.000% 02/01/09)	1,703,000	902,590
			902,590
Leisure Time Total			902,590
Lodging — 0.7%
Casino Hotels — 0.4%
Boyd Gaming Corp.
	6.750% 04/15/14	1,250,000	650,000
	7.125% 02/01/16	1,500,000	765,000
Harrah’s Operating Co., Inc.
	10.000% 12/15/18(b)	678,000	189,840
	10.750% 02/01/16	2,956,000	413,840
Jacobs Entertainment, Inc.
	9.750% 06/15/14	2,165,000	1,158,275
Majestic Star LLC
	9.750% 01/15/11(i)	2,740,000	219,200

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Lodging — (continued)
Casino Hotels — (continued)
MGM Mirage
	7.500% 06/01/16	6,385,000	2,569,963
Snoqualmie Entertainment Authority
	5.384% 02/01/14(b)(c)	375,000	202,500
	9.125% 02/01/15(b)	2,015,000	1,088,100
Station Casinos, Inc.
	6.625% 03/15/18	3,225,000	96,750
			7,353,468
Gambling (Non-Hotel) — 0.3%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(b)	4,545,000	1,499,850
Seminole Indian Tribe of Florida
	7.804% 10/01/20(b)	3,215,000	2,513,294
			4,013,144
Lodging Total			11,366,612
Restaurants — 0.0%
Retail-Restaurants — 0.0%
McDonald’s Corp.
	5.700% 02/01/39	570,000	567,502
			567,502
Restaurants Total			567,502
Retail — 1.0%
Retail-Apparel/Shoe — 0.1%
Hanesbrands, Inc.
	5.698% 12/15/14(c)	1,465,000	966,900
Phillips-Van Heusen Corp.
	7.250% 02/15/11	825,000	775,500
	8.125% 05/01/13	1,610,000	1,461,075
			3,203,475
Retail-Computer Equipment — 0.1%
GameStop Corp. / GameStop, Inc.
	8.000% 10/01/12	2,275,000	2,275,000
			2,275,000
Retail-Discount – 0.2%
Dollar General Corp.
	PIK,
	11.875% 07/15/17	3,430,000	3,309,950
			3,309,950

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Retail — (continued)
Retail-Drug Stores — 0.1%
Rite Aid Corp.
	9.500% 06/15/17	4,610,000	1,129,450
			1,129,450
Retail-Hypermarkets — 0.1%
New Albertsons, Inc.
	8.000% 05/01/31	1,365,000	1,112,475
			1,112,475
Retail-Propane Distributors — 0.4%
AmeriGas Partners LP
	7.125% 05/20/16	2,595,000	2,413,350
	7.250% 05/20/15	1,765,000	1,650,275
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,365,000	1,310,400
	8.750% 03/01/15(b)	1,360,000	1,332,800
			6,706,825
Retail Total			17,737,175
Textiles — 0.1%
Textile-Products — 0.1%
INVISTA
	9.250% 05/01/12(b)	1,865,000	1,715,800
			1,715,800
Textiles Total			1,715,800
CONSUMER CYCLICAL TOTAL			50,540,651
CONSUMER NON-CYCLICAL — 4.9%
Agriculture — 0.1%
Tobacco — 0.1%
Reynolds American, Inc.
	7.625% 06/01/16	2,390,000	2,099,524
			2,099,524
Agriculture Total			2,099,524
Beverages — 0.3%
Beverages-Non-Alcoholic — 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	2,415,000	1,304,100
			1,304,100
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc.
	8.125% 01/15/12	3,370,000	3,336,300
			3,336,300

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Beverages — (continued)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
	7.750% 01/15/19(b)	950,000	950,492
			950,492
Beverages Total			5,590,892
Biotechnology — 0.1%
Medical-Biomedical/Gene — 0.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,625,000	2,493,750
			2,493,750
Biotechnology Total			2,493,750
Commercial Services — 1.2%
Commercial Services — 0.4%
ARAMARK Corp.
	8.500% 02/01/15	3,255,000	2,962,050
Iron Mountain, Inc.
	8.000% 06/15/20	3,560,000	3,346,400
			6,308,450
Commercial Services-Finance — 0.0%
ACE Cash Express, Inc.
	10.250% 10/01/14(b)	1,550,000	228,625
			228,625
Funeral Services & Related Items — 0.2%
Service Corp. International
	6.750% 04/01/16	1,980,000	1,801,800
	7.000% 06/15/17	1,750,000	1,592,500
	7.375% 10/01/14	290,000	276,950
			3,671,250
Private Corrections — 0.3%
Corrections Corp. of America
	6.250% 03/15/13	2,355,000	2,254,912
GEO Group, Inc.
	8.250% 07/15/13	2,865,000	2,578,500
			4,833,412
Rental Auto/Equipment — 0.3%
Ashtead Holdings PLC
	8.625% 08/01/15(b)	2,885,000	1,731,000
Rental Service Corp.
	9.500% 12/01/14	2,800,000	1,498,000

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Rental Auto/Equipment — (continued)
United Rentals North America, Inc.
	6.500% 02/15/12	2,650,000	2,080,250
			5,309,250
Commercial Services Total			20,350,987
Food — 0.8%
Food-Dairy Products — 0.2%
Dean Foods Co.
	7.000% 06/01/16	3,535,000	3,358,250
			3,358,250
Food-Meat Products — 0.2%
Smithfield Foods, Inc.
	7.750% 07/01/17	925,000	555,000
Tyson Foods, Inc.
	10.500% 03/01/14(b)	2,060,000	1,941,550
			2,496,550
Food-Miscellaneous/Diversified — 0.4%
Campbell Soup Co.
	4.500% 02/15/19	570,000	548,255
Del Monte Corp.
	6.750% 02/15/15	2,665,000	2,545,075
Pinnacle Foods Finance LLC
	9.250% 04/01/15	4,500,000	3,690,000
Reddy Ice Holdings, Inc.
	10.500% 11/01/12	1,875,000	867,188
			7,650,518
Food Total			13,505,318
Healthcare Products — 0.4%
Medical Products — 0.4%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	8,595,000	7,499,138
			7,499,138
Healthcare Products Total			7,499,138
Healthcare Services — 1.1%
Dialysis Centers — 0.1%
DaVita, Inc.
	7.250% 03/15/15	2,310,000	2,240,700
			2,240,700

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Healthcare Services — (continued)
Medical-Hospitals — 0.8%
HCA, Inc.
	9.250% 11/15/16	2,655,000	2,429,325
	PIK,
	9.625% 11/15/16	12,740,000	10,637,900
			13,067,225
Physical Therapy/Rehab Centers — 0.1%
Healthsouth Corp.
	10.750% 06/15/16	1,285,000	1,288,213
			1,288,213
Physician Practice Management — 0.1%
U.S. Oncology Holdings, Inc.
	PIK,
	8.334% 03/15/12(c)	1,784,000	1,070,400
US Oncology, Inc.
	9.000% 08/15/12	1,170,000	1,108,575
			2,178,975
Healthcare Services Total			18,775,113
Household Products/Wares — 0.2%
Consumer Products-Miscellaneous — 0.2%
American Greetings Corp.
	7.375% 06/01/16	2,365,000	1,217,975
Jostens IH Corp.
	7.625% 10/01/12	2,250,000	2,098,125
			3,316,100
Household Products/Wares Total			3,316,100
Pharmaceuticals — 0.7%
Medical-Drugs — 0.5%
Elan Finance PLC
	5.234% 11/15/11(c)	975,000	804,375
	8.875% 12/01/13	4,240,000	3,392,000
Novartis Securities Investment Ltd.
	5.125% 02/10/19	950,000	939,922
Warner Chilcott Corp.
	8.750% 02/01/15	3,765,000	3,539,100
			8,675,397

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Pharmaceuticals — (continued)
Pharmacy Services — 0.2%
Omnicare, Inc.
	6.750% 12/15/13	2,830,000	2,631,900
			2,631,900
Pharmaceuticals Total			11,307,297
CONSUMER NON-CYCLICAL TOTAL			84,938,119
ENERGY — 5.1%
Coal — 0.4%
Arch Western Finance LLC
	6.750% 07/01/13	3,235,000	3,024,725
Massey Energy Co.
	6.875% 12/15/13	5,325,000	4,686,000
			7,710,725
Coal Total			7,710,725
Oil & Gas — 3.0%
Oil & Gas Drilling — 0.1%
Pride International, Inc.
	7.375% 07/15/14	1,210,000	1,203,950
			1,203,950
Oil Companies-Exploration & Production — 2.4%
Chesapeake Energy Corp.
	6.375% 06/15/15	6,195,000	5,064,412
	9.500% 02/15/15	650,000	604,500
Cimarex Energy Co.
	7.125% 05/01/17	2,675,000	2,193,500
Compton Petroleum Corp.
	7.625% 12/01/13	2,765,000	926,275
KCS Energy, Inc.
	7.125% 04/01/12	1,065,000	945,188
Newfield Exploration Co.
	6.625% 04/15/16	5,215,000	4,537,050
OPTI Canada, Inc.
	8.250% 12/15/14	3,850,000	1,309,000
Pemex Finance Ltd.
	9.150% 11/15/18	2,485,000	2,834,601
	10.610% 08/15/17	1,650,000	1,831,615
PetroHawk Energy Corp.
	7.875% 06/01/15(b)	5,270,000	4,532,200

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
Pioneer Natural Resources Co.
	5.875% 07/15/16	2,625,000	2,002,177
Quicksilver Resources, Inc.
	7.125% 04/01/16	5,655,000	3,732,300
Range Resources Corp.
	7.500% 05/15/16	3,130,000	2,895,250
Ras Laffan Liquefied Natural Gas Co., Ltd. III
	5.832% 09/30/16(b)	4,200,000	3,671,850
Southwestern Energy Co.
	7.500% 02/01/18(b)	4,185,000	3,954,825
XTO Energy, Inc.
	7.500% 04/15/12	340,000	350,164
			41,384,907
Oil Refining & Marketing — 0.3%
Frontier Oil Corp.
	8.500% 09/15/16	1,840,000	1,775,600
Tesoro Corp.
	6.625% 11/01/15	2,950,000	2,404,250
United Refining Co.
	10.500% 08/15/12	2,215,000	1,317,925
			5,497,775
Oil-Field Services — 0.2%
Gazprom International SA
	7.201% 02/01/20	4,367,390	3,537,586
			3,537,586
Oil & Gas Total			51,624,218
Oil & Gas Services — 0.0%
Seismic Data Collection — 0.0%
Seitel, Inc.
	9.750% 02/15/14	1,530,000	627,300
			627,300
Oil & Gas Services Total			627,300
Oil, Gas & Consumable Fuels — 0.6%
Oil Companies-Exploration & Production — 0.1%
Forest Oil Corp.
	8.500% 02/15/14(b)	1,700,000	1,547,000
			1,547,000

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
Oil Company-Integrated — 0.5%
Petrobras International Finance Co.
	6.125% 10/06/16	8,150,000	8,294,662
			8,294,662
Oil, Gas & Consumable Fuels Total			9,841,662
Pipelines — 1.1%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,125,000	1,984,375
Colorado Interstate Gas Co.
	6.800% 11/15/15	555,000	508,978
El Paso Corp.
	6.875% 06/15/14	2,970,000	2,624,945
	7.250% 06/01/18	1,135,000	1,001,638
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	4,015,000	3,493,050
MarkWest Energy Partners LP
	6.875% 11/01/14	1,885,000	1,324,212
	8.500% 07/15/16	1,620,000	1,166,400
Plains All American Pipeline LP
	6.500% 05/01/18	1,520,000	1,316,796
Williams Companies, Inc.
	7.625% 07/15/19	1,375,000	1,285,625
	7.875% 09/01/21	1,030,000	963,050
	8.125% 03/15/12	2,385,000	2,349,225
	8.750% 01/15/20(b)	345,000	343,275
			18,361,569
Pipelines Total			18,361,569
ENERGY TOTAL			88,165,474
FINANCIALS — 3.7%
Banks — 1.7%
Commercial Banks-Central US — 0.1%
Northern Trust Co.
	6.500% 08/15/18	1,500,000	1,549,058
			1,549,058
Commercial Banks-Non US — 0.1%
ANZ National International Ltd.
	6.200% 07/19/13(b)	1,300,000	1,257,182

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Commercial Banks-Non US — (continued)
Goldman Sachs Group, Inc.
	6.250% 09/01/17	665,000		607,999
				1,865,181
Money Center Banks — 0.1%
Deutsche Bank AG London
	4.875% 05/20/13	2,280,000		2,215,490
				2,215,490
Special Purpose Banks — 1.1%
Instituto de Credito Oficial
	0.800% 09/28/09	JPY	1,380,000,000	14,147,916
WM Covered Bond Program
	3.875% 09/27/11	EUR	4,900,000	5,717,428
				19,865,344
Special Purpose Entity — 0.1%
Goldman Sachs Capital II
	5.793% 12/29/49(c)	3,030,000		1,176,900
JPMorgan Chase Capital XX
	6.550% 09/29/36	950,000		671,916
				1,848,816
Super-Regional Banks-US — 0.2%
Capital One Financial Corp.
	5.700% 09/15/11	1,235,000		1,151,861
Keycorp
	6.500% 05/14/13	1,900,000		1,874,477
Wachovia Capital Trust III
	5.800% 03/15/42(c)	475,000		156,750
				3,183,088
Banks Total				30,526,977
Diversified Financial Services — 1.4%
Finance-Auto Loans — 0.5%
Ford Motor Credit Co.
	8.000% 12/15/16	2,035,000		958,607
	7.800% 06/01/12	5,320,000		2,883,557
GMAC LLC
	6.875% 09/15/11(b)	4,105,000		2,672,347
	8.000% 11/01/31(b)	5,743,000		2,578,147
				9,092,658

		Par ($)(a)		Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Diversified Financial Services — (continued)
Finance-Consumer Loans — 0.2%
SLM Corp.
	6.500% 06/15/10	NZD	7,865,000	3,559,554
				3,559,554
Investment Management/Advisor Service — 0.1%
Nuveen Investments, Inc.
	10.500% 11/15/15(b)	3,045,000		700,350
				700,350
Special Purpose Entity — 0.6%
CDX North America High Yield
	8.875% 06/29/13(b)	13,580,000		10,745,175
				10,745,175
Diversified Financial Services Total				24,097,737
Insurance — 0.5%
Insurance Brokers — 0.1%
HUB International Holdings, Inc.
	10.250% 06/15/15(b)	2,205,000		1,102,500
USI Holdings Corp.
	9.750% 05/15/15(b)	1,485,000		657,113
				1,759,613
Life/Health Insurance — 0.1%
New York Life Global Funding
	4.650% 05/09/13(b)	1,995,000		1,958,691
				1,958,691
Property/Casualty Insurance — 0.3%
Asurion Corp.
	6.947% 07/02/15(g)	1,186,983		883,560
	6.955% 07/02/15(g)	1,623,017		976,516
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,665,000		2,858,700
				4,718,776
Insurance Total				8,437,080

	Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.1%
REITS-Hotels — 0.1%
Host Marriott LP
6.750% 06/01/16	2,080,000	1,497,600
		1,497,600
Real Estate Investment Trusts (REITs) Total		1,497,600
FINANCIALS TOTAL		64,559,394

		Shares
HEALTH CARE — 0.3%
Health Services — 0.3%
CHS-Community Health Systems, Inc.
	8.875% 07/15/15	5,695,000	5,388,894
Health Services Total			5,388,894
HEALTH CARE TOTAL			5,388,894
INDUSTRIALS — 3.8%
Aerospace & Defense — 0.5%
Aerospace/Defense-Equipment — 0.3%
BE Aerospace, Inc.
	8.500% 07/01/18	3,765,000	3,002,587
Moog, Inc.
	7.250% 06/15/18(b)	1,155,000	1,039,500
Sequa Corp.
	11.750% 12/01/15(b)	3,585,000	573,600
			4,615,687
Electronics-Military — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	3,535,000	3,340,575
			3,340,575
Aerospace & Defense Total			7,956,262
Electrical Components & Equipment — 0.2%
Wire & Cable Products — 0.2%
Belden, Inc.
	7.000% 03/15/17	1,385,000	1,087,225
General Cable Corp.
	3.810% 04/01/15(c)	860,000	593,400
	7.125% 04/01/17	2,765,000	2,377,900
			4,058,525
Electrical Components & Equipment Total			4,058,525

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Electronics — 0.1%
Electronic Components-Miscellaneous — 0.1%
Flextronics International Ltd.
	3.344% 10/01/14(g)	456,154	298,781
	3.675% 10/01/14(g)	77,902	51,026
	3.685% 10/01/14(g)	1,440,944	943,818
	6.250% 11/15/14(g)	1,305,000	1,096,200
			2,389,825
Electronics Total			2,389,825
Engineering & Construction — 0.1%
Building & Construction-Miscellaneous — 0.1%
Esco Corp.
	8.625% 12/15/13(b)	1,515,000	1,143,825
			1,143,825
Engineering & Construction Total			1,143,825
Environmental Control — 0.3%
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc.
	7.125% 05/15/16	850,000	820,250
	7.875% 04/15/13	4,645,000	4,633,388
			5,453,638
Recycling — 0.0%
Aleris International, Inc.
	10.000% 12/15/16(i)	2,180,000	2,725
	PIK,
	9.000% 12/15/14(i)	1,525,000	4,575
			7,300
Environmental Control Total			5,460,938
Machinery-Construction & Mining — 0.2%
Machinery-Construction & Mining — 0.2%
Terex Corp.
	8.000% 11/15/17	3,990,000	3,211,950
			3,211,950
Machinery-Construction & Mining Total			3,211,950
Machinery-Diversified — 0.2%
Machinery-General Industry — 0.2%
Manitowoc Co., Inc.
	7.125% 11/01/13	3,230,000	2,390,200

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Machinery-Diversified — (continued)
Machinery-General Industry — (continued)
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	1,440,000	1,342,800
			3,733,000
Machinery-Diversified Total			3,733,000
Miscellaneous Manufacturing — 0.6%
Diversified Manufacturing Operators — 0.4%
Bombardier, Inc.
	6.300% 05/01/14(b)	4,665,000	3,125,550
Koppers Holdings, Inc.
	(h) 11/15/14 (9.875% 11/15/09)	2,825,000	2,316,500
Trinity Industries, Inc.
	6.500% 03/15/14	2,730,000	2,265,900
			7,707,950
Miscellaneous Manufacturing — 0.2%
American Railcar Industries, Inc.
	7.500% 03/01/14	1,990,000	1,373,100
TriMas Corp.
	9.875% 06/15/12	2,481,000	1,190,880
			2,563,980
Miscellaneous Manufacturing Total			10,271,930
Packaging & Containers — 0.9%
Containers-Metal/Glass — 0.7%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	4,540,000	4,574,050
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	3,940,000	3,979,400
Owens-Illinois, Inc.
	7.500% 05/15/10	2,180,000	2,212,700
Silgan Holdings, Inc.
	6.750% 11/15/13	985,000	906,200
			11,672,350
Containers-Paper/Plastic — 0.2%
Berry Plastics Holding Corp.
	8.875% 09/15/14	2,075,000	1,234,625
Jefferson Smurfit Corp.
	8.250% 10/01/12(i)	3,710,000	296,800

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — (continued)
Containers-Paper/Plastic — (continued)
Solo Cup Co.
	8.500% 02/15/14	3,825,000	2,620,125
			4,151,550
Packaging & Containers Total			15,823,900
Transportation — 0.7%
Transportation-Marine — 0.3%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	3,115,000	1,869,000
Ship Finance International Ltd.
	8.500% 12/15/13	2,500,000	1,868,750
Stena AB
	7.500% 11/01/13	3,070,000	2,302,500
			6,040,250
Transportation-Railroad — 0.2%
TFM SA de CV
	9.375% 05/01/12	3,310,000	3,243,800
			3,243,800
Transportation-Services — 0.2%
Bristow Group, Inc.
	7.500% 09/15/17	2,235,000	1,603,612
PHI, Inc.
	7.125% 04/15/13	1,910,000	1,131,675
			2,735,287
Transportation Total			12,019,337
INDUSTRIALS TOTAL			66,069,492
TECHNOLOGY — 0.4%
Computers — 0.2%
Computer Services — 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	4,085,000	3,472,250
			3,472,250
Computers Total			3,472,250
Semiconductors — 0.1%
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	2,375,000	1,341,875

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
TECHNOLOGY — (continued)
Semiconductors — (continued)
Electronic Components-Semiconductors — (continued)
Freescale Semiconductor, Inc.
	PIK,
	9.125% 12/15/14	7,515,000	488,475
			1,830,350
Semiconductors Total			1,830,350
Software — 0.1%
Enterprise Software/Services — 0.1%
Oracle Corp.
	6.500% 04/15/38	1,140,000	1,132,525
	5.000% 01/15/11	665,000	696,568
			1,829,093
Software Total			1,829,093
TECHNOLOGY TOTAL			7,131,693
UTILITIES — 2.4%
Electric — 2.1%
Electric-Generation — 0.8%
AES Corp.
	7.750% 03/01/14	3,675,000	3,298,312
	8.000% 10/15/17	1,445,000	1,228,250
Edison Mission Energy
	7.000% 05/15/17	3,770,000	3,185,650
Intergen NV
	9.000% 06/30/17(b)	6,040,000	5,677,600
			13,389,812
Electric-Integrated — 0.8%
CMS Energy Corp.
	6.875% 12/15/15	2,275,000	2,104,286
Commonwealth Edison Co.
	5.950% 08/15/16	950,000	930,820
Consolidated Edison Co. of New York, Inc.
	6.750% 04/01/38	1,805,000	1,928,957
Energy Future Holdings Corp.
	PIK,
	11.250% 11/01/17	7,285,000	3,205,400
Ipalco Enterprises, Inc.
	7.250% 04/01/16(b)	1,970,000	1,812,400
Mirant Mid Atlantic LLC
	8.625% 06/30/12	342,242	340,531

		Par ($)(a)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Electric-Integrated — (continued)
Texas Competitive Electric Holdings Co.LLC
	PIK,
	10.500% 11/01/16	8,310,000	3,656,400
			13,978,794
Independent Power Producer — 0.5%
Dynegy Holdings, Inc.
	7.125% 05/15/18	5,400,000	2,808,000
Mirant North America LLC
	7.375% 12/31/13	1,005,000	919,575
NRG Energy, Inc.
	7.375% 02/01/16	1,845,000	1,702,013
	7.375% 01/15/17	2,320,000	2,146,000
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(b)	2,810,000	2,248,000
			9,823,588
Electric Total			37,192,194
Gas — 0.1%
Gas-Distribution — 0.1%
Centerpoint Energy, Inc.
	5.950% 02/01/17	480,000	391,466
	6.500% 05/01/18	810,000	665,861
			1,057,327
Gas Total			1,057,327
Other Industrial Development Bonds — 0.2%
Electric-Integrated — 0.2%
Mirant Americas Generation LLC
	8.500% 10/01/21	4,280,000	3,338,400
			3,338,400
Other Industrial Development Bonds Total			3,338,400
UTILITIES TOTAL			41,587,921

	Total Corporate Fixed-Income Bonds & Notes (cost of $741,580,233)		557,337,477

Mortgage-Backed Securities — 7.2%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	554	579
	8.000% 05/01/10	168	175
	8.000% 05/01/16	202	208
	9.000% 12/01/18	650	707
	9.000% 01/01/22	16,880	18,737

		Par ($)(a)	Value ($)
Mortgage-Backed Securities — (continued)
	9.250% 05/01/16	45,279	50,175
	9.500% 08/01/16	514	570
	9.750% 09/01/16	1,248	1,372
	10.000% 07/01/09	78	79
	10.000% 11/01/16	14,178	15,070
	10.000% 10/01/19	2,426	2,723
	10.000% 11/01/19	4,676	5,281
	10.500% 01/01/20	5,262	5,854
	10.750% 05/01/10	3,325	3,403
	10.750% 07/01/11	10,524	11,142
	10.750% 09/01/13	1,662	1,702
	11.250% 08/01/13	943	967
	11.250% 09/01/15	5,869	6,776
Federal National Mortgage Association
	5.000% 09/01/37	13,496,703	13,749,465
	5.500% 11/01/36	10,736,174	11,011,768
	6.000% 10/01/36	4,125,919	4,269,221
	6.000% 02/01/37	12,522,855	12,957,800
	6.000% 08/01/37	18,705,767	19,339,792
	6.500% 12/01/31	19,590	20,660
	6.500% 05/01/32	26,696	28,137
	6.500% 01/01/33	12,849	13,542
	6.500% 05/01/33	67,391	71,070
	6.500% 11/01/36	28,330,360	29,669,096
	6.500% 11/01/37	17,252,067	18,066,334
	7.500% 11/01/11	1,212	1,226
	8.500% 06/01/15	485	510
	8.500% 09/01/21	3,614	3,686
	9.000% 05/01/09	2	2
	9.000% 08/01/09	19	19
	9.000% 04/01/10	61	62
	9.000% 05/01/12	4,266	4,457
	9.000% 09/01/13	26	26
	9.000% 07/01/14	582	626
	9.000% 04/01/16	109	113
	9.000% 12/01/16	50	50
	9.000% 05/01/17	1,370	1,464
	9.000% 08/01/21	21,673	22,127
	10.000% 04/01/14	73,519	81,183
	10.000% 03/01/16	809	833
	10.500% 07/01/14	17,267	17,701
	10.500% 01/01/16	483	501

		Par ($)(a)	Value ($)
Mortgage-Backed Securities — (continued)
	10.500% 03/01/16	110,071	123,896
Freddie Mac Gold Pool
	5.000% 05/01/21	13,767,907	14,199,589
Government National Mortgage Association
	9.000% 05/15/09	575	586
	9.000% 06/15/09	1,539	1,566
	9.000% 05/15/16	20,660	22,283
	9.000% 06/15/16	19,884	21,446
	9.000% 07/15/16	45,226	48,779
	9.000% 08/15/16	36,175	39,017
	9.000% 09/15/16	76,175	82,080
	9.000% 10/15/16	10,732	11,574
	9.000% 11/15/16	30,919	33,350
	9.000% 12/15/16	30,329	32,712
	9.000% 01/15/17	2,194	2,363
	9.000% 02/15/17	4,837	5,211
	9.000% 04/15/17	10,661	11,485
	9.000% 07/15/17	25,192	27,139
	9.000% 10/15/17	7,962	8,577
	9.000% 12/15/17	9,172	10,103
	9.500% 06/15/09	269	276
	9.500% 07/15/09	2,974	3,039
	9.500% 08/15/09	1,645	1,681
	9.500% 09/15/09	5,156	5,269
	9.500% 10/15/09	9,707	9,918
	9.500% 11/15/09	3,292	3,364
	9.500% 10/15/16	6,420	7,016
	9.500% 08/15/17	5,421	5,922
	9.500% 09/15/17	1,854	2,025
	10.000% 11/15/09	3,595	3,675
	10.000% 01/15/10	193	199
	10.000% 12/15/10	89	93
	10.000% 09/15/17	22,159	24,352
	10.000% 11/15/17	3,154	3,466
	10.000% 02/15/18	11,709	12,880
	10.000% 08/15/18	256	281
	10.000% 09/15/18	2,717	2,989
	10.000% 11/15/18	6,769	7,445
	10.000% 03/15/19	8,558	9,383
	10.000% 06/15/19	2,394	2,633

		Par ($)(a)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 08/15/19	1,461	1,602
	10.000% 11/15/20	1,508	1,656
	10.500% 12/15/10	69	73
	10.500% 10/15/15	4,835	5,366
	10.500% 12/15/15	638	708
	10.500% 01/15/16	2,883	3,216
	10.500% 10/15/17	7,877	8,765
	10.500% 12/15/17	2,702	3,007
	10.500% 01/15/18	4,776	5,333
	10.500% 07/15/18	937	1,047
	10.500% 12/15/18	895	998
	10.500% 05/15/19	75	74
	10.500% 06/15/19	1,619	1,810
	10.500% 07/15/19	748	836
	11.000% 09/15/15	44,724	50,048
	11.000% 10/15/15	47,342	52,972
	11.750% 08/15/13	5,395	6,138
	12.000% 05/15/14	222	255

	Total Mortgage-Backed Securities (cost of $121,408,227)		124,388,557

Asset-Backed Securities — 0.8%
Advanta Business Card Master Trust 2005
	Class A5,
	0.530% 04/20/12(c)	7,000,000	6,835,089
Equity One ABS, Inc.
	4.205% 04/25/34	5,050,000	3,779,146
First Plus Home Loan Trust
	7.720% 05/10/24	3,072	3,070
GMAC Mortgage Corp.
	4.865% 09/25/34(c)	4,130,000	2,283,603

	Total Asset-Backed Securities (cost of $16,146,861)		12,900,908

Commercial Mortgage-Backed Security — 0.2%
Wachovia Bank Commercial Mortgage Trust
	5.726% 06/15/45	3,612,590	3,579,709
COMMERCIAL MORTGAGE - BACKED SECURITY TOTAL			3,579,709

	Total Commercial Mortgage-Backed Security (cost of $3,501,955)		3,579,709

		Par ($)(a)	Value ($)
Municipal Bonds — 0.2%
CALIFORNIA — 0.1%
CA Cabazon Band Mission Indians
	13.000% 10/01/11	2,820,000	2,725,135
CALIFORNIA TOTAL			2,725,135
VIRGINIA — 0.1%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	2,455,000	1,273,605
VIRGINIA TOTAL			1,273,605

	Total Municipal Bonds (cost of $5,274,754)		3,998,740

Convertible Bond — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
Virgin Media, Inc.
	6.500% 11/15/16(b)	3,775,000	1,972,437
Media Total			1,972,437
CONSUMER DISCRETIONARY TOTAL			1,972,437

	Total Convertible Bond (cost of $1,727,201)		1,972,437

Collateralized Mortgage Obligation — 0.0%
AGENCY — 0.0%
Federal Home Loan Mortgage Corp.
	I.O.,
	5.500% 05/15/27	105,482	2,216
AGENCY TOTAL			2,216

	Total Collateralized Mortgage Obligation (cost of $6)		2,216

		Shares
Securities Lending Collateral — 17.9%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 1.261%) (j)	310,218,604	310,218,604

	Total Securities Lending Collateral (cost of $310,218,604)		310,218,604

Par ($)(a)
Short-Term Obligation — 6.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 02/27/09, due 03/02/09 at 0.210%, collateralized by a U.S. Government Agency Obligation maturing 09/27/13, market value $118,896,944 (repurchase proceeds $116,567,040)	116,565,000	116,565,000

Value ($)
Total Short-Term Obligation (cost of $116,565,000)	116,565,000

Total Investments — 116.5% (cost of 2,218,119,194)(k)(l)	2.020,615,384

Obligation to Return Collateral for Securities Loaned — (17.9)%	(310,218,604)

Other Assets & Liabilities, Net — 1.4%	24,572,648

Net Assets — 100.0%	1,734,969,428

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value.

Credit default swap contracts are market to market daily based upon quotations from market makers. Quotations obtained from independent pricing services use information provided by market makers.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have  quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision approved of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

On June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy under SFAS 157 are described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•     Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of February 28, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 – Quoted Prices	$670,028,467	$—
Level 2 – Other Significant Observable Inputs	1,347,894,993	892,079
Level 3 – Significant Unobservable Inputs	2,691,924	—
Total	$2,020,615,384	$892,079

*Other financial instruments consist of forward foreign currency exchange contracts and credit default swap contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending February 28, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

	Investment in	Other Financial
	Securities	Instruments
Balance as of May 31, 2008	$3,135,365	$—
Accretion of discounts/ Amortization of premiums	—	—
Realized loss	(4,358)	—
Change in unrealized depreciation	(2,212,583)	—
Net sales	(58,115)	—
Transfers into Level 3	1,831,615	—
Balance as of February 28, 2009	$2,691,924	$—

The change in unrealized losses attributable to securities owned at February 28, 2009 which were valued using significant unobservable inputs (Level 3) amounted to $2,212,583.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Principal amount is stated in U.S. dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, these securities, which are not illiquid, except for the following, amounted to $102,936,281, which represents 5.9% of net assets.

Acquisition
Security	Date	Par/Unit	Cost	Value
ACE Cash Express, Inc. 10.250% 10/01/14	09/26/06 - 11/02/06	$1,550,000	$1,565,225	$228,625
Local TV Finance LLC PIK, 9.250% 06/15/15	05/02/07 - 06/18/08	1,885,000	1,801,331	190,856
Orascom Telecom Finance SCA 7.875% 02/08/14	02/01/07	1,150,000	1,1150,000	690,000
Seminole Indian Tribe of Florida 7.804% 10/01/20	09/26/07 - 10/04/07	3,215,000	3,265,055	2,513,294
$3,622,775

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2009.
(d)	All or a portion of this security was on loan at February 28, 2009. The total market value of securities on loan at February 28, 2009 is $303,216,872.
(e)	A portion of this security is pledged as collateral for credit default swap contracts. At February 28, 2009, the market value of the pledged security amounted to $29,378,120.
(f)	Zero coupon bond.
(g)	Loan participation agreement.
(h)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(i)

The issuer is in default of certain debt covenants.  Income is not being accrued.  At February 28, 2009, the value of these securities amounted to $523,300, which represents less than 0.1% of net assets.

(j)	Investment made with cash collateral received from securities lending activity.
(k)	Cost for federal income tax purposes is $2,250,287,804.
(l)	Unrealized appreciation and depreciation at February 28, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$35,979,753	$(265,652,173)	$(229,672,420)

Forward foreign currency exchange contracts outstanding on February 28, 2009 are:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	$12,242,373	$12,399,629	03/10/09	$157,256
CAD	12,242,373	12,418,472	03/10/09	176,099
CAD	9,078,467	9,327,153	03/18/09	248,686
EUR	10,458,454	10,715,265	03/10/09	256,811
EUR	9,881,654	10,132,486	03/10/09	250,832
EUR	15,846,142	16,227,750	03/10/09	381,608
EUR	4,081,881	4,057,035	03/19/09	(24,846)
EUR	8,017,670	7,947,520	03/19/09	(70,150)
EUR	8,017,670	7,950,778	03/19/09	(66,892)
EUR	6,565,990	6,541,434	03/25/09	(24,556)
EUR	6,565,989	6,542,288	03/25/09	(23,701)
EUR	12,675,656	12,619,600	03/25/09	(56,056)
GBP	7,200,536	7,233,140	03/18/09	32,604
GBP	8,130,991	8,082,640	03/19/09	(48,351)
GBP	7,751,640	7,700,536	03/19/09	(51,104)
JPY	11,584,765	11,601,643	04/03/09	16,878
$1,155,118

At February 28, 2009, the Fund had entered into the following credit default swap contract:

Swap	Referenced	Receive Buy/Sell		Expiration	Notional	Upfront Premiums	Value of
Counterparty	Obligation	Protection	Fixed Rate	Date	Amount	Received	Contract
JPMorgan	CDX. N.A. HY.II	Sell	5.000%	12/20/13	$9,700,000	$4,137,375	$(263,039)

The following table shows the undiscounted maximum potential payment by the Fund as the seller of credit protection in a credit default swap contract:

Type of Reference Assets On Which the Fund Sold Credit Protection	Total Maximum Potential Payment For Selling Credit Protection (Undiscounted)	Amounted Recoverable (1)	Reference Asset Rating Range (2)
High Yield Indexes	$9,700,000	$—	BB to B

(1) The Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

(2) The reference asset rating range represents the Standard & Poor’s equivalent of the ratings of all the securities included in the index. The lower the reference asset rating, the greater the likelihood of default of the securities in the index.

Acronym	Name

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
I.O.	Interest Only
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
P.O.	Principal Only
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
ZAR	South African Rand

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 21, 2009